WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 112.0%
COMMUNICATION SERVICES - 12.9%
Diversified Telecommunication Services - 4.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	220,000	$179,102	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	200,000	159,181	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	620,000	396,242	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	910,000	696,969	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	200,000	150,690	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	360,000	275,600	(a)
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	1,050,000	400,486	(b)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	753,644
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	250,000	245,236	(a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,670,000	1,614,830
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	410,440

Total Diversified Telecommunication Services				5,282,420

Entertainment - 0.2%
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	332,217

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	200,000	162,980	(a)

Media - 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,600,000	1,253,096	(a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	947,045	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	418,791	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,071,780	(b)
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,186,324	(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	850,000	770,661	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	70,000	62,496
DISH DBS Corp., Senior Notes	7.750%	7/1/26	470,000	310,687	(b)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	530,000	302,937	(b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	650,000	346,827
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	720,000	653,373

Total Media				7,324,017

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 3.1%
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,800,000		$913,662	(a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000		451,710	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000		36,557	(b)
Sprint LLC, Senior Notes	7.875%	9/15/23	760,000		766,303	(b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000		1,026,198	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	500,000	GBP	493,440	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000		463,539	(a)

Total Wireless Telecommunication Services					4,151,409

TOTAL COMMUNICATION SERVICES					17,253,043

CONSUMER DISCRETIONARY - 17.1%
Automobile Components - 1.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000		559,616	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	900,000		829,287	(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,020,000		957,392	(a)(b)

Total Automobile Components					2,346,295

Automobiles - 3.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,700,000		1,338,523	(b)
General Motors Co., Senior Notes	6.125%	10/1/25	130,000		132,535	(b)
General Motors Co., Senior Notes	4.200%	10/1/27	750,000		720,332	(b)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		144,299	(b)
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000		1,267,004
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,570,000		1,328,948	(a)(b)

Total Automobiles					4,931,641

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	610,000		640,055	(a)

Diversified Consumer Services - 1.6%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	130,000	EUR	120,640	(c)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	910,000	EUR	844,476	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	800,000		659,816	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	430,000		331,085	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	320,000		172,414	(a)

Total Diversified Consumer Services					2,128,431

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 9.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	600,000	EUR	$553,908	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,210,000	EUR	676,499
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	150,000		120,928	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	430,000		431,729	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,610,000		2,358,475	(b)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	6.532%	7/16/35	540,000	GBP	507,783	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	750,000		614,625	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	860,000		800,759	(a)(b)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000		111,597	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	700,000		567,959	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,150,000		1,025,656	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	720,000		636,480	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	140,000	GBP	136,004	(c)
Sands China Ltd., Senior Notes	3.350%	3/8/29	410,000		340,908
Sands China Ltd., Senior Notes	4.875%	6/18/30	240,000		212,851
Sands China Ltd., Senior Notes	3.750%	8/8/31	1,340,000		1,077,489
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	250,000	GBP	258,605	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	400,000		371,478	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000		170,324	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	620,000		508,527	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	500,000		507,635	(a)

Total Hotels, Restaurants & Leisure					11,990,219

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		428,593
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		247,627

Total Household Durables					676,220

Specialty Retail - 0.1%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	190,000		133,179	(a)

TOTAL CONSUMER DISCRETIONARY					22,846,040

CONSUMER STAPLES - 3.3%
Beverages - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000		1,534,559	(b)

Consumer Staples Distribution & Retail - 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	140,000	GBP	141,972	(c)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 1.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Notes	3.750%	12/1/31	500,000	$413,281	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	344,573	(b)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	915,317	(a)(b)

Total Food Products				1,673,171

Tobacco - 0.8%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000	787,936
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	234,786

Total Tobacco				1,022,722

TOTAL CONSUMER STAPLES				4,372,424

ENERGY - 20.2%
Energy Equipment & Services - 0.0%††
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	100,000	84,873	(a)

Oil, Gas & Consumable Fuels - 20.2%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	583,851
Burlington Resources LLC, Senior Notes	7.400%	12/1/31	450,000	530,971
Continental Resources Inc., Senior Notes	3.800%	6/1/24	560,000	549,040
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	198,091
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	193,858
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	365,969
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	45,023
Ecopetrol SA, Senior Notes	4.625%	11/2/31	750,000	577,716
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000	271,050
Ecopetrol SA, Senior Notes	5.875%	11/2/51	2,400,000	1,624,800
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	110,000	82,343	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	350,000	309,349	(b)(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	890,000	750,715	(b)(d)(e)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,182,707	(b)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	230,000	195,798	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	280,000	271,582	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,050,000	987,961	(b)
EQT Corp., Senior Notes	5.000%	1/15/29	1,260,000	1,196,305	(b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,120,000	842,622	(a)

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	$221,091
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,421,324	(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	541,355	(a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	251,735
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	710,000	699,525
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	875,334
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,270,000	945,401	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	212,261
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	186,484
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	316,485
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	321,863	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,844,820	(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	280,000	269,086	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	255,119
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,404
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,071,787	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	750,000	719,171	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	300,000	270,225	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,200,000	2,004,750	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	84,885
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	1,680,000	1,428,000	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	59,580
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	493,859
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	46,936
YPF SA, Senior Notes	8.500%	7/28/25	630,000	553,937	(a)

Total Oil, Gas & Consumable Fuels				26,875,168

TOTAL ENERGY				26,960,041

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 27.8%
Banks - 19.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	720,000	$581,400	(a)(d)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	969,645	(b)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	230,000	211,551	(b)(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	320,000	288,800	(b)(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	958,246	(b)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	300,000	256,884	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,010,000	961,106	(a)(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	981,308	(a)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	900,000	839,876	(b)(d)(e)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	498,382	(b)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	756,054	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,073,976	(b)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,046,956	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	361,352	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	991,477	(d)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	700,000	784,672	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,268,668	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	1,963,249	(a)

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	400,000	$291,442	(a)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000	2,551,250	(b)(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	400,000	391,000	(b)(d)(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	475,907	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	500,000	453,116	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,425,531
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	149,327
NatWest Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,306,751
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	140,173
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	830,410	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000	812,576	(a)(b)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,500,000	2,376,375	(b)(d)(e)

Total Banks				25,997,460

Capital Markets - 4.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,577,500	(b)(d)(e)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	400,000	425,000
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,440,000	70,200	*(a)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	500,000	24,375	*(a)(e)(f)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	620,000	$30,225	*(a)(e)(f)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	793,100	(a)(d)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,000,000	1,826,186	(d)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	680,000	615,400	(c)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	820,000	779,992	(a)(d)(e)

Total Capital Markets				6,141,978

Financial Services - 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,500,000	2,033,289
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	47,144	48,878
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,149,728	1,942,086	(a)(g)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	192,962	(c)

Total Financial Services				4,217,215

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	649,696

TOTAL FINANCIALS				37,006,349

HEALTH CARE - 7.5%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	2.950%	11/21/26	500,000	476,066

Health Care Providers & Services - 4.9%
Centene Corp., Senior Notes	3.375%	2/15/30	2,940,000	2,567,631	(b)
CVS Health Corp., Senior Notes	3.750%	4/1/30	1,000,000	936,311	(b)
CVS Pass-Through Trust	5.789%	1/10/26	137,392	136,688	(a)
CVS Pass-Through Trust	7.507%	1/10/32	279,583	301,409	(a)(b)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	210,936	211,989
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	255,307	263,310	(b)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	231,695	236,590	(b)
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	977,317	(b)

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	360,000		$294,780	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	670,000		659,615

Total Health Care Providers & Services					6,585,640

Pharmaceuticals - 2.2%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	370,000		218,633	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	330,000		245,802	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000		760,821	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	780,000		706,664
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,046,000		948,519

Total Pharmaceuticals					2,880,439

TOTAL HEALTH CARE					9,942,145

INDUSTRIALS - 14.0%
Aerospace & Defense - 4.9%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	750,000		666,310	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000		835,504	(a)
Boeing Co., Senior Notes	3.200%	3/1/29	750,000		685,798	(b)
Boeing Co., Senior Notes	3.625%	2/1/31	2,550,000		2,338,243	(b)
Boeing Co., Senior Notes	6.125%	2/15/33	600,000		639,493	(b)
Boeing Co., Senior Notes	3.750%	2/1/50	500,000		379,379	(b)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	920,000		937,825	(a)(b)

Total Aerospace & Defense					6,482,552

Building Products - 1.2%
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000		478,089	(a)(b)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	1,278,000		1,113,304	(a)

Total Building Products					1,591,393

Commercial Services & Supplies - 0.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		938,286	(b)

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	8.196%	6/15/23	120,000		120,330	(b)(d)(e)

Machinery - 0.4%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000	EUR	417,191	(c)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	110,000		99,212

Total Machinery					516,403

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - 5.5%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	570,000	$523,590	(a)(b)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	370,000	360,182	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	423,697	(a)(b)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	163,251	(a)(b)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,100,000	1,099,458	(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000	296,906	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000	270,800	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000	1,528,623	(a)(b)(h)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	782,000	780,252	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,169,999	1,174,006	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	220,000	221,582	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	484,745	469,116	(b)

Total Passenger Airlines				7,311,463

Trading Companies & Distributors - 1.2%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	750,000	658,125	(a)(b)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,000,000	938,750	(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	80,000	79,321

Total Trading Companies & Distributors				1,676,196

TOTAL INDUSTRIALS				18,636,623

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	40,000	32,800	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	130,000	96,040	(a)

Total Communications Equipment				128,840

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	481,930

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Technology Hardware, Storage & Peripherals - 1.4%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000		$1,196,808	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000		248,932
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000		413,118

Total Technology Hardware, Storage & Peripherals					1,858,858

TOTAL INFORMATION TECHNOLOGY					2,469,628

MATERIALS - 5.4%
Chemicals - 2.2%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000		840,172	(c)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	2,090,000		2,091,733	(b)

Total Chemicals					2,931,905

Containers & Packaging - 0.0%††
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000		50,761

Metals & Mining - 1.8%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000		452,627
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000		215,860
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000		543,179
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000		212,614
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000		974,749	(b)

Total Metals & Mining					2,399,029

Paper & Forest Products - 1.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000		951,615	(a)(b)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000		871,022

Total Paper & Forest Products					1,822,637

TOTAL MATERIALS					7,204,332

REAL ESTATE - 0.6%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	120,000		86,093

Hotel & Resort REITs - 0.2%
Service Properties Trust, Senior Notes	4.375%	2/15/30	290,000		216,803

Real Estate Management & Development - 0.3%
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	600,000	EUR	473,015	(c)

TOTAL REAL ESTATE					775,911

UTILITIES - 1.3%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	700,000		785,854	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	280,000		250,418	(a)

Total Electric Utilities					1,036,272

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000		$715,706	(a)

TOTAL UTILITIES					1,751,978

TOTAL CORPORATE BONDS & NOTES (Cost - $149,683,434)					149,218,514

SOVEREIGN BONDS - 9.1%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000		344,160	(a)

Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,394		12,250
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	468,827		166,112	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	200,000		170,699	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	560,000		417,382	(a)

Total Argentina					766,443

Colombia - 1.0%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,750,000		1,306,596

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000		323,621	(a)

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		292,500	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,670,000		1,604,862	(b)

Total Indonesia					1,897,362

Mexico - 2.6%
Mexican Bonos, Bonds	7.750%	5/29/31	33,080,000	MXN	1,723,574
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000		480,208
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,560,000		1,305,800

Total Mexico					3,509,582

Panama - 2.0%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	3,400,000		2,614,191

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 1.0%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,540,000		$1,318,267

Russia - 0.1%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	39,685	*(f)
Russian Federal Bond - OFZ	7.050%	1/19/28	79,160,000	RUB	50,972	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	15,790,000	RUB	10,167	*(f)

Total Russia					100,824

TOTAL SOVEREIGN BONDS (Cost - $13,966,874)					12,181,046

SENIOR LOANS - 7.7%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Charter Communications Operating LLC, Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.557%	2/1/27	483,709		480,006	(d)(i)(j)

CONSUMER DISCRETIONARY - 3.3%
Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	8.350%	4/13/28	200,000		116,750	(d)(i)(j)

Hotels, Restaurants & Leisure - 3.2%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.642%	6/22/26	3,273,291		3,274,993	(d)(i)(j)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	7.960%	4/13/29	997,487		991,458	(d)(i)(j)

Total Hotels, Restaurants & Leisure					4,266,451

TOTAL CONSUMER DISCRETIONARY					4,383,201

FINANCIALS - 1.7%
Financial Services - 1.7%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.422%	2/2/28	2,244,275		2,227,678	(d)(i)(j)

INDUSTRIALS - 1.6%
Passenger Airlines - 1.6%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.558%	10/20/27	617,500		640,968	(d)(i)(j)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	10.213%	6/21/27	1,504,500		1,563,838	(d)(i)(j)

TOTAL INDUSTRIALS					2,204,806

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.7%
Paper & Forest Products - 0.7%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	6.590%	9/7/27	997,443	$993,702	(d)(i)(j)

TOTAL SENIOR LOANS (Cost - $10,188,165)				10,289,393

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.3%
U.S. Government Obligations - 3.3%
U.S. Treasury Notes	3.250%	8/31/24	500,000	492,520
U.S. Treasury Notes	4.125%	1/31/25	2,800,000	2,799,562
U.S. Treasury Notes	0.750%	4/30/26	1,250,000	1,139,941

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,400,464)				4,432,023

ASSET-BACKED SECURITIES - 1.8%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	5.745%	7/25/46	437,070	116,387	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	5.645%	3/25/37	323,323	310,120	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	6.345%	3/25/37	33,447	33,290	(a)(d)
CWABS Asset Backed Notes Trust, 2007-SEA2 1A1 (1 mo. USD LIBOR + 2.000%)	6.845%	8/25/47	760	756	(a)(d)
Financial Asset Securities Corp. Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	5.262%	2/27/35	157,214	147,522	(a)(d)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	399,902	376,114
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	9,399	9,298
Morgan Stanley ABS Capital Inc. Trust, 2003- SD1 A1 (1 mo. USD LIBOR + 1.000%)	5.845%	3/25/33	5,493	5,303	(d)
Morgan Stanley ABS Capital Inc. Trust, 2004- HE7 M1 (1 mo. USD LIBOR + 0.900%)	5.745%	8/25/34	822,525	766,783	(d)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	7,132	7,095	(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	5.522%	10/15/37	327,015	283,274	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	6.616%	4/15/37	423,901	391,908	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,324,690)				2,447,850

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	370,000	$328,838
DISH Network Corp., Senior Notes	0.000%	12/15/25	1,130,000	602,290
DISH Network Corp., Senior Notes	3.375%	8/15/26	415,000	215,800

TOTAL COMMUNICATION SERVICES				1,146,928

INDUSTRIALS - 0.2%
Passenger Airlines - 0.2%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	300,000	243,150

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,664,388)				1,390,078

COLLATERALIZED MORTGAGE OBLIGATIONS(K) - 0.8%
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	5.485%	4/25/34	41,183	38,523	(d)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	5.385%	3/25/35	199,886	172,085	(d)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	50,758	52,384
Impac CMB Trust, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	5.485%	3/25/35	49,716	43,146	(d)
Impac CMB Trust, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	5.645%	4/25/35	15,708	14,130	(d)
MAFI II Remic Trust, 1998-BI B1	5.385%	11/20/24	118,006	96,118	(d)
MERIT Securities Corp., 2011PA B3 (1 mo. USD LIBOR + 2.250%)	7.081%	9/28/32	442,328	391,611	(a)(d)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	951,578	58,877	(d)
Prime Mortgage Trust, 2005-5 1X, IO	1.105%	7/25/34	1,247,409	39,010	(d)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	1,971	1,588
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	5.802%	6/20/33	4,626	4,324	(d)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	5.381%	11/20/34	3,757	3,376	(d)
Structured Asset Securities Corp., 1998-RF2 A	4.739%	7/15/27	63,882	63,788	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	5.501%	3/25/33	22,603	21,307	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.840%)	5.685%	5/25/44	7,633	7,597	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $876,643)				1,007,864

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $9,613)		5/28/28	10,040	$1,757	*

	RATE		SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Financial Services - 0.0%††
Corporate Backed Trust Certificates (Cost - $0)	7.375%		33,900	41	*(f)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $183,114,271)				180,968,566

SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $80,120)	4.756%		80,120	80,120	(m)(n)

TOTAL INVESTMENTS - 135.9% (Cost - $183,194,391)				181,048,686
Liabilities in Excess of Other Assets - (35.9)%				(47,783,466)

TOTAL NET ASSETS - 100.0%				$133,265,220

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of March 31, 2023.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Rate shown is one-day yield as of the end of the reporting period.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $80,120 and the cost was $80,120 (Note 2).

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PO	— Principal Only
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs & Co.	5.250%	3/28/2023	4/27/2023	$1,490,202	Corporate Bonds & Notes	$1,572,081

				$1,490,202		$1,572,081

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	387,252	USD	423,587	BNP Paribas SA	4/18/23	$(3,192)
GBP	393,500	USD	478,193	BNP Paribas SA	4/18/23	7,410
USD	178,906	EUR	167,100	BNP Paribas SA	4/18/23	(2,496)
USD	235,993	EUR	218,332	BNP Paribas SA	4/18/23	(1,026)
USD	278,195	EUR	256,181	BNP Paribas SA	4/18/23	89
USD	359,090	EUR	336,000	BNP Paribas SA	4/18/23	(5,667)
USD	561,169	EUR	521,421	BNP Paribas SA	4/18/23	(4,879)
USD	1,572,488	EUR	1,452,750	BNP Paribas SA	4/18/23	(4,600)
GBP	526,000	USD	651,951	Goldman Sachs Group Inc.	4/18/23	(2,834)

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	249,835	EUR	235,000	Goldman Sachs Group Inc.	4/18/23	$(5,278)
USD	260,233	GBP	216,500	Goldman Sachs Group Inc.	4/18/23	(6,941)
USD	476,618	GBP	397,000	Goldman Sachs Group Inc.	4/18/23	(13,304)
USD	1,489,084	GBP	1,224,767	Goldman Sachs Group Inc.	4/18/23	(22,354)
USD	119,336	EUR	110,505	JPMorgan Chase & Co.	4/18/23	(626)

Net unrealized depreciation on open forward foreign currency contracts						$(65,698)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party

20

Notes to Schedule of Investments (unaudited) (cont’d)

pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$149,218,514	—	$149,218,514
Sovereign Bonds	—	12,181,046	—	12,181,046
Senior Loans	—	10,289,393	—	10,289,393
U.S. Government & Agency Obligations	—	4,432,023	—	4,432,023
Asset-Backed Securities	—	2,447,850	—	2,447,850
Convertible Bonds & Notes	—	1,390,078	—	1,390,078
Collateralized Mortgage Obligations	—	1,007,864	—	1,007,864
Warrants	$1,757	—	—	1,757
Preferred Stocks	—	41	—	41

Total Long-Term Investments	1,757	180,966,809	—	180,968,566

Short-Term Investments†	80,120	—	—	80,120

Total Investments	$81,877	$180,966,809	—	$181,048,686

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$7,499	—	$7,499

Total	$81,877	$180,974,308	—	$181,056,185

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$73,197	—	$73,197

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

22

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,364,791	$10,282,673	10,282,673	$12,567,344	12,567,344	—	$34,024	—	$80,120

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